Controlled Entities	12 Months Ended
Dec. 31, 2023
Controlled Entities [Abstract]
CONTROLLED ENTITIES

NOTE 32. CONTROLLED ENTITIES

As at December 31, 2023, the significant entities controlled by the Company are as follows:

Name of Subsidiary	Country of Incorporation	Principal Activities	Paid Up Capital	Percentage Owned
				2023	2022
CIMC Marketing Pty Limited	Australia	Management services & Investment holding	A$1	100% (Direct)	100% (Direct)
IMTE Asia Limited	Hong Kong	Dormant	HK$1	100% (Direct)	100% (Direct)
IMTE Malaysia Sdn. Bhd.	Malaysia	Administrative services and manufacture of electronic glass	MYR 100	100% (Direct)	100% (Direct)
Itana Holdings Limited	Canada	Investment holding	US$1	100% (Direct)	100% (Direct)
Merit Stone Limited	British Virgin Islands	Investment holding	US$100	100% (Direct)	100% (Direct)
Ohho International Limited	Canada	Sale of filter plates and air filter product	US$1,290	51% (Direct)	51% (Direct)
Ouction Digital Limited	Canada	Provision of digital trading platform and sale of digital asset	US$1,666,666	60% (Direct)	60% (Direct)
World Integrated Supply Ecosystem Sdn. Bhd.	Malaysia	Sales of Halal products	MYR 5,000,000	60% (Indirect)	60% (Indirect)
Itana Energy Pty Ltd*	Australia	Investment holding	A$100	100% (Indirect)	-
Admiral Energy (Australia) Pty Ltd*	Australia	Sale of energy products and services	A$1,000	50% (Indirect)	-

*	Established during the year